TREASURY STOCK	12 Months Ended
Dec. 31, 2012
TREASURY STOCK
17.	TREASURY STOCK

During 2011, the Company repurchased 3,022,532 ADSs under the Share Repurchase Plan for a total consideration of approximately US$29,918. In December 2011, 350,000 ADSs were issued to the seller of the Managed Network Entities as part of the stock consideration owed to purchase the 49% equity interest of the Managed Network Entities.

In April 2012, 998,607 ADSs, 932,829 ADSs and 316,803 ADSs were issued to the sellers of the Managed Network Entities and Gehua as part of the stock consideration owed to purchase the 51% equity interest of the Managed Network Entities, 49% equity interest of the Managed Network Entities and the 100% equity interest of Gehua, respectively.

In December 2012, an additional 95,000 ADSs were issued to the seller of the Managed Network Entities as part of the stock consideration owed to purchase the 51% equity interest of Managed Network Entities.